OTHER INCOME (EXPENSE) - NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]

Other income (expense)-net for the three and six months ended June 30, 2015 and 2014 consisted of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Foreign exchange gain (loss)	45,547	19,288	77,020	$(183,976)
Other	11,666	(1,557)	26,339	1,822
Other income (expense) – net	$57,213	$17,731	$103,359	$(182,154)

Other (expense) income net for the years ended December 31, 2014 and 2013 consisted of the following:

	December 31,
	2014	2013
Foreign exchange (loss) gain	$(122,163)	$199,919
Other	(12,552)	30,227
Other (expense) income – net	$(134,715)	$230,146